Borrowings - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Debt covenant, Percentage of aggregate revolving loan commitments	10.00%